Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38976
Entity Registrant Name	Genmab A/S
Entity Incorporation, State or Country Code	G7
Entity Address, Address Line One	Carl Jacobsens Vej 30
Entity Address, Postal Zip Code	2500
Entity Address, City or Town	Valby
Entity Address, Country	DK
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001434265
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
ADR
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one-tenth of one ordinary share
Trading Symbol	GMAB
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	64,377,450
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value DKK 1 per share
Trading Symbol	GMAB
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	64,238,408
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Carl Jacobsens Vej 30
Entity Address, Postal Zip Code	2500
Entity Address, City or Town	Valby
Entity Address, Country	DK
Contact Personnel Name	Anthony Pagano
City Area Code	+45
Local Phone Number	7020 2728